Financial Instruments - Credit Risk - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	£ 113	£ 88	£ 138	£ 114
Trade receivables	1,738	1,757
Up to one month [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	156	170
Two to three months [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	96	83
Four to six months [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	35	34
Greater than six months [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	£ 18	£ 46
Credit risk [member] | Banks rated A-/A3 [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of cash and cash equivalents held with banks rated A-/A3 or better	89.00%	77.00%